DERIVATIVE FINANCIAL LIABILITY	12 Months Ended
May 31, 2026
Disclosure Of Derivative Financial Liability [Abstract]
DERIVATIVE FINANCIAL LIABILITY [Text Block]

10.  DERIVATIVE FINANCIAL LIABILITY

During the year ended May 31, 2026, the Company issued a total of 1,605,021 warrants for a three-year period in connection with the Company's underwritten U.S. public offerings. 545,024 warrants were issued with an exercise price of US$10.13; 999,999 warrants were issued at an exercise price of US$16.00 and 59,998 warrants were issued at an exercise price of US$14.375. As the warrants have a US dollar exercise price which is not the functional currency of the Company, they do not meet the definition of an equity instrument and as a result have been classified as a derivative financial liability. The derivative financial liability has been recognized at fair value on the date of issuance, being $8,332,321, as calculated using Black-Scholes pricing model, based on the following assumption ranges:

Risk-free interest rate	From 2.49% to 2.93%
Expected life	3 years
Expected volatility	58.05% to 63.99%
Dividend rate	Nil

During the year ended May 31, 2025, the Company issued a total of 53,181 warrants, for a five-year period, with an exercise price of US$4.675, in connection with the Company's underwritten U.S. public offering. The derivative financial liability has been recognized at fair value on the date of issuance, being $182,137, as calculated using Black-Scholes pricing model, based on the following assumption ranges:

Risk-free interest rate	From 2.89% to 3.14%
Expected life	5 years
Expected volatility	63.05% to 64.06%
Dividend rate	Nil

The derivative financial liability is remeasured at fair value at each reporting date, with any changes in fair value recognized in the statement of loss and comprehensive loss. For the year ended May 31, 2026, the Company recorded an increase in the fair value of the derivative financial liability of $9,979,637 (2025: $220,916).

The following table summarizes the continuity of the derivative liability for the year ended May 31, 2026 and 2025:

	May 31, 2026 $	May 31, 2025 $
Balance beginning of the year	403,053	-
Fair value of the derivative financial liability on the date of issuance	8,332,321	182,137
Fair value changes of the derivative financial liability	9,979,637	220,916
Fair value of derivative liability reversed on exercise of warrants	(1,564,479)	-
Balance end of year	17,150,532	403,053

The fair value at May 31, 2026 and 2025 were estimated using the Black-Scholes pricing model, based on the following assumptions:

	May 31, 2026	May 31, 2025
Risk-free interest rate	2.91% to 3.08%	2.84%
Expected life	2.03 to 3.44 years	4.44 years
Expected volatility	65.68% to 67.91%	64.63%
Dividend rate	Nil	Nil